Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Beginning balance	$ 639	$ 567	$ 638
Declared dividends to owners of the parent	18,542	18,542	0
Dividends paid to owners of the parent, note 17(d)	(18,542)	(18,542)	0
Declared dividends to non-controlling shareholders, note 17(d)	1,842	2,647	6,160
Dividends paid to non-controlling shareholders, note 17(d)	(1,842)	(2,647)	(6,160)
Expired dividends, note 17(c)	102	0	(76)
Other	(174)	72	5
Ending balance	$ 567	$ 639	$ 567